Summary of Significant Accounting Policies - Schedule of Property and Equipment Estimated Useful Lives (Detail)	12 Months Ended
Dec. 31, 2017
Lab equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful life	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful life	Lesser of useful life or lease term
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful life	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful life	5 years
Minimum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful life	3 years
Maximum [Member] | Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, estimated useful life	5 years